UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.



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1.   Name and address of Issuer:

     Freedom Group of Tax Exempt Funds
     One Beacon Street
     Boston, MA  02108

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2.   Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the
     issuer, check the box but do not list series or classes):             [X]

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3.   Investment Company Act File Number:               811-3519


     Securities Act File Number:                       2-78609

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4(a).  Last day of fiscal year for which this Form is filed:
                                                             12/31/00


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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
          Instruction A.2)         n/a

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). [ ] Check the box if this is the last time the issuer will be filing
          this Form.               n/a

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5.  Calculation of registration fee:

    (i)    Aggregate sale price of securities sold during
           the fiscal year pursuant to section 24(f):            $ 2,436,910,581
                                                                 ---------------
    (ii)   Aggregate price of securities redeemed or
           repurchased during the fiscal year:                   $ 2,282,363,237
                                                                 ---------------
    (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
           October 11, 1995 that were not previously used to
           reduce registration fees payable to the Commission:   $         0
                                                                 ---------------
    (iv)   Total available redemption credits [add Items
           5(ii) and 5(iii)]:                                    $ 2,282,363,237
                                                                 ---------------
    (v)    Net sales - if Item 5(i) is greater than Item
           5(iv) [subtract Item 5(iv) from Item 5(i)]:           $   154,547,344
                                                                 ---------------
    (vi)   Redemption credits available for use in future
           years - if Item 5(i) is less than Item 5(iv)
           [subtract Item 5(iv) from Item 5(i)]:                 $        (0)
                                                                 ---------------
    (vii)  Multiplier for determining registration fee
           (See Instruction C.9):                                X        .00025
                                                                 ---------------
    (viii) Registration fee due [multiply Item 5(v) by
           Item 5(vii)] (enter "0" if no fee is due):           =$     38,636.84
                                                                 ---------------
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6.  Prepaid Shares

  If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____.
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7.  Interest due - is this Form is being filed more
    than 90 days after the end of the issuer's fiscal
    year (see Instruction D):                                   +$       -0-
                                                                 ---------------
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8.  Total amount of the registration fee due plus any
    interest due [line 5(viii) plus line 7]:                    =$     38,636.84
                                                                 ---------------
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9.   Date the registration fee and any interest payment
     was sent to the Commission's lockbox depository:

     Method of delivery:

                      [X]   Wire Transfer  CIK# 0000704348
                      [ ]   Mail or other means
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                                   SIGNATURES


     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By (Signature and Title)*  /s/ Darlene F. Rego
                               -------------------------------------------

                                Darlene F. Rego, Treasurer
                               -------------------------------------------



     Date    March 23, 2001
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  *Please print the name and title of the signing officer below the signature.

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